SUBSEQUENT EVENTS (Details) $ in Millions			12 Months Ended
	Mar. 22, 2021 CAD ($) item	Jan. 22, 2021 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issuance of senior notes			$ 790.7
Number of additional high speed internet connections for household | item	37,000
Financial assistance committed to be provided by the government.	$ 258.0
Issuance of unsecured notes | Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Principal amount		$ 650.0
Interest rate (as a percent)		3.125%
Net proceeds from issuance of senior notes		$ 644.1
Financing fees		$ 5.9